Discontinued Operations (Details Textual) $ in Thousands, ¥ in Millions		12 Months Ended
	Oct. 11, 2016 CNY (¥)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 HKD ($)	Dec. 31, 2016 HKD ($)	Dec. 31, 2015 HKD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Income			$ 139,895	$ 692,042	$ 131,335
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax			141,341	540,921	$ 0
Plastec International Holdings Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Income			177,088	$ 161,211
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates | ¥	¥ 375
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax			540,921
Gain (Loss) on Disposition of Stock in Subsidiary			$ 1,149,128
Plastec International Holdings Limited [Member] | Scenario, Forecast [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Income		$ 195,408